SHARE BASED PAYMENTS - Deferred Share Units (Details) - Deferred share units - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Bgn	644,525	508,780
Awarded and vested immediately	62,503	135,745
End	707,028	644,525
Vested (in shares)	707,028	644,525